Schedule II	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts

CENTAUR GUERNSEY L.P. INC. AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three Years ended December 31, 2011
(in thousands)

Description	Balances at January 1, 2009	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2009

Accounts receivable realization reserves	$103,985	$10,166	$70,380	(1)	$79,040	$105,491

Inventory reserve	$6,874	$8,033	$—		$3,541	$11,366

Deferred tax asset valuation allowance	$11,821	$—	$—		$1,499	$10,322

Description	Balances at January 1, 2010	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2010

Accounts receivable realization reserves	$105,491	$10,602	$62,464	(1)	$81,552	$97,005

Inventory reserve	$11,366	$19,230	$—		$14,683	$15,913

Deferred tax asset valuation allowance	$10,322	$5,013	$—		$—	$15,335

Description	Balances at January 1, 2011	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at November 3, 2011

Accounts receivable realization reserves	$97,005	$6,038	$59,605	(1)	$81,573	$81,075

Inventory reserve	$15,913	$18,452	$—		$18,641	$15,724

Deferred tax asset valuation allowance	$15,335	$2,912	$—		$—	$18,247

Description	Balances at November 4, 2011	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts		Deductions	Balances at December 31, 2011

Accounts receivable realization reserves	$81,075	$1,056	$11,999	(1)	$72,979	$21,151

Inventory reserve	$15,724	$4,363	$—		$18,113	$1,974

Deferred tax asset valuation allowance	$18,247	$—	$—		$—	$18,247

(1) Additions to the accounts receivable realization reserves charged to other accounts reflect the net increase in revenue reserves to allow for expected credit memos, canceled transactions and uncollectible items where collectibility is not reasonably assured in accordance with the provisions of the “Revenue Recognition” Topic of the FASB Accounting Standards Codification.